CANTOR GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value

Communications - 12.7%
Alphabet, Inc. - Class A (a)	72,660	10,149,875
Booking Holdings, Inc. (a)	2,850	10,109,577
Electronic Arts, Inc.	56,930	7,788,593
Meta Platforms, Inc. - Class A (a)	22,850	8,087,986
Pinterest, Inc. - Class A (a)	228,690	8,470,678
		44,606,709
Consumer Discretionary - 8.4%
AutoZone, Inc. (a)	4,060	10,497,576
Domino's Pizza, Inc.	15,400	6,348,342
TJX Cos., Inc. (The)	74,850	7,021,679
Ulta Beauty, Inc. (a)	11,170	5,473,188
		29,340,785
Consumer Staples - 5.0%
Costco Wholesale Corporation	17,220	11,366,577
Performance Food Group Company (a)	90,990	6,291,959
		17,658,536
Energy - 2.7%
Exxon Mobil Corporation	54,350	5,433,913
Marathon Petroleum Corporation	27,000	4,005,720
		9,439,633
Financials - 11.9%
American Express Company	44,690	8,372,225
Ameriprise Financial, Inc.	24,730	9,393,196
Arch Capital Group Ltd. (a)	130,550	9,695,948
Cboe Global Markets, Inc.	42,400	7,570,944
JPMorgan Chase & Company	40,510	6,890,751
		41,923,064
Health Care - 12.2%
Johnson & Johnson	43,150	6,763,331
McKesson Corporation	17,540	8,120,669
Medpace Holdings, Inc. (a)	27,980	8,576,710
Merck & Company, Inc.	53,520	5,834,750
Vertex Pharmaceuticals, Inc. (a)	16,190	6,587,549
Zimmer Biomet Holdings, Inc.	56,140	6,832,238
		42,715,247
Industrials - 10.0%
Clean Harbors, Inc. (a)	56,050	9,781,286
Delta Air Lines, Inc.	128,000	5,149,440

CANTOR GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited) (Continued)
COMMON STOCKS - 96.6% (Continued)	Shares	Value
Industrials – 10.0% (Continued) Hubbell, Inc.	24,620	$ 8,098,257
Parker-Hannifin Corporation	25,900	11,932,129
		34,961,112
Technology - 33.7%
Adobe, Inc. (a)	17,370	10,362,942
Apple, Inc.	77,108	14,845,603
Cadence Design Systems, Inc. (a)	36,680	9,990,532
ExlService Holdings, Inc. (a)	148,000	4,565,800
Gartner, Inc. (a)	21,220	9,572,554
Jabil, Inc.	69,300	8,828,820
KLA Corporation	20,560	11,951,528
Manhattan Associates, Inc. (a)	34,020	7,325,186
Microsoft Corporation	44,730	16,820,270
Qualys, Inc. (a)	42,890	8,418,449
Veeva Systems, Inc. - Class A (a)	29,900	5,756,348
Workday, Inc. - Class A (a)	37,080	10,236,305
		118,674,337

Total Common Stocks (Cost $226,649,895)		$ 339,319,423

MONEY MARKET FUND – 3.5%	Shares	Value
Fidelity Investments Money Market Funds - Institutional, 5.25% (b) (Cost $12,215,250)	12,215,250	$ 12,215,250

Total Investments at Value - 100.1% (Cost $238,865,145)		$ 351,534,673

Liabilities in Excess of Other Assets - (0.1%)		(487,415)

Net Assets - 100.0%		$ 351,047,258

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.